Supplement to the
Fidelity® Advisor Global Capital Appreciation Fund
Class A, Class T,
Class B, and Class C
December 30, 2009
Prospectus

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Tom Allen (portfolio manager) has managed the fund since February 2010.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Tom Allen is manager of the fund, which he has managed since February 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

AGLO-10-01 February 25, 2010
1.737647.134

Supplement to the
Fidelity® Advisor
Global Capital
Appreciation Fund
Institutional Class
December 30, 2009
Prospectus

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Tom Allen (portfolio manager) has managed the fund since February 2010.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Tom Allen is manager of the fund, which he has managed since February 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

AGLOI-10-01 February 25, 2010
1.743464.126